D. SECURITIES AVAILABLE FOR SALE, Amortized cost and fair values (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Available for sale securities, Amortized Cost	$ 351,155	$ 326,595
Available for sale securities, Unrealized Gains	7,977	4,021
Available for sale securities, Unrealized Losses	(255)	(1,409)
Available for sale securities, Estimated Fair Value	358,877	329,207
U.S. Treasury securities
Available for sale securities, Amortized Cost	975	7,004
Available for sale securities, Unrealized Gains	28	14
Available for sale securities, Unrealized Losses	0	(18)
Available for sale securities, Estimated Fair Value	1,003	7,000
Obligations of U.S. government agencies
Available for sale securities, Amortized Cost	60,724	84,842
Available for sale securities, Unrealized Gains	974	168
Available for sale securities, Unrealized Losses	(1)	(401)
Available for sale securities, Estimated Fair Value	61,697	84,609
Mortgage-backed securities
Available for sale securities, Amortized Cost	98,933	61,579
Available for sale securities, Unrealized Gains	2,219	641
Available for sale securities, Unrealized Losses	(118)	(557)
Available for sale securities, Estimated Fair Value	101,034	61,663
Obligations of states and political subdivisions
Available for sale securities, Amortized Cost	154,304	132,125
Available for sale securities, Unrealized Gains	4,344	3,148
Available for sale securities, Unrealized Losses	(131)	(83)
Available for sale securities, Estimated Fair Value	158,517	135,190
Corporate debt
Available for sale securities, Amortized Cost	36,219	41,045
Available for sale securities, Unrealized Gains	412	50
Available for sale securities, Unrealized Losses	(5)	(350)
Available for sale securities, Estimated Fair Value	$ 36,626	$ 40,745